Taxes on Income - Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Carryforward tax losses	$ 32,085	$ 51,883
Research and development costs	9,601	4,518
Employee related benefits	6,746	3,631
Other	6,658	3,130
Deferred tax assets before valuation allowance	55,090	63,162
Valuation allowance	(10,257)	(43,422)	$ (50,325)	$ (45,694)
Deferred tax assets	44,833	19,741
Deferred tax liabilities:
Undistributed earnings of subsidiaries	(5,847)	(3,394)
Intangible assets	(10,365)	(10,899)
Deferred tax liabilities	(16,212)	(14,293)
Deferred tax assets, net	$ 28,621	$ 5,448